ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity
Total current assets	$ 251,564	$ 316,732
Total assets	528,593	635,519
Total current liabilities	195,367	155,111
Total liabilities	275,865	282,767
Net Income (Loss)	(75,733)	(31,020)	$ (43,243)
Net cash (used in)/provided by operating activities	(24,392)	42,602	(117,114)
Net cash (used in)/provided by investing activities	(1,579)	7,727	(6,237)
Net cash provided by/(used in) financing activities	477	(41,676)	42,366
Variable Interest Entities
Variable Interest Entity
Total current assets	151,642	190,043
Total non-current assets	87,166	108,200
Total assets	238,808	298,243
Total current liabilities	177,793	140,441
Total non-current liabilities	39,007	80,986
Total liabilities	216,800	221,427
Revenues	32,900	141,590	376,453
Net Income (Loss)	(23,384)	(19,382)	(191)
Variable Interest Entities | Correction of error
Variable Interest Entity
Net cash (used in)/provided by operating activities	37,964	84,820	(33,653)
Net cash (used in)/provided by investing activities	4,597	7,813	(3,927)
Net cash provided by/(used in) financing activities	$ 3,460	$ (16,562)	$ 65,665